Long-Term Debt - Principal Payments (Table) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Long-Term Debt [Abstract]
2016	$ 121,551,435
2017	0
2018	0
2019	0
2020	0
Thereafter	25,000,000
Total	$ 146,551,435	$ 230,778,738